1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
STEPHEN T. COHEN stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

August 3, 2021

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	RBC Funds Trust
Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

RBC Funds Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”), has filed with the U.S. Securities and Exchange Commission a preliminary proxy statement and related materials on Schedule 14A pursuant to the rules and regulations of the Securities Exchange Act of 1934, as amended, for a special meeting of shareholders of certain series (the “Funds”) of the Trust (the “Meeting”).

At the Meeting, shareholders will be asked to: (i) approve a New Investment Advisory Agreement with respect to the Funds; and (ii) approve the reclassification of the fundamental investment objective as non-fundamental for two of the Funds.

If you have any questions, please feel free to contact the undersigned by telephone at (202) 261-3304 (or by email at stephen.cohen@dechert.com). Thank you for your cooperation and attention to this matter.

Very truly yours,

/s/ Stephen T. Cohen
Stephen T. Cohen